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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Australia: 12.7%
32,830		Australia & New Zealand Banking Group Ltd.	$665,476
46,029		BHP Billiton Ltd.	1,735,239
23,341		Commonwealth Bank of Australia	1,125,958
20,500		CSL Ltd.	591,615
209,511		CSR Ltd.	329,511
105,531		Foster’s Group Ltd.	543,061
5,825		Macquarie Group Ltd.	255,961
33,158		National Australia Bank Ltd.	868,906
7,161		Newcrest Mining Ltd.	241,410
23,000		Orica Ltd.	525,794
30,000		Origin Energy Ltd.	428,759
15,938		QBE Insurance Group Ltd.	324,208
10,821		Rio Tinto Ltd.	707,698
12,920		Santos Ltd.	173,897
45,192		Suncorp-Metway Ltd.	363,255
152,474		Telstra Corp. Ltd.	475,601
15,000		Wesfarmers Ltd.	408,688
42,602		Westpac Banking Corp.	940,465
9,879		Woodside Petroleum Ltd.	440,561
19,433		Woolworths Ltd.	498,873
			11,644,936
		Bahamas: 0.7%
24,887	@	Teekay LNG Partners LP	606,247
			606,247
		Brazil: 1.4%
11,144		CPFL Energia SA ADR	639,777
23,500		Vale SA ADR	673,745
			1,313,522
		Canada: 0.7%
14,274		Bank of Nova Scotia	658,460
			658,460
		China: 6.1%
492,000		Anhui Expressway Co. Ltd.	331,294
1,032,000		Bank of China Ltd.	581,476
213,000		China Coal Energy Co. - Class H	360,675
725,000		China Construction Bank	644,691
191,000		China Life Insurance Co. Ltd.	961,063
516,000		China Petroleum & Chemical Corp.	430,562
468,000		China Telecom Corp. Ltd.	207,385
173,000		China Yurun Food Group Ltd.	424,131
476,000		Datang International Power Generation Co. Ltd.	209,217
736,000		Industrial and Commercial Bank of China Ltd.	621,518
486,000		PetroChina Co. Ltd.	605,710
117,000		Shimao Property Holdings Ltd.	221,948
			5,599,670
		Denmark: 0.1%
1,192		D/S Norden	49,408
			49,408
		Finland: 0.5%
34,904		Nokia OYJ	462,472
			462,472
		France: 6.5%
6,790		BNP Paribas	563,654
9,743		Capgemini SA	451,678
11,570		Carrefour SA	562,203
9,166		Cie de Saint-Gobain	498,665
20,772		France Telecom SA	540,177
17,336		Sanofi-Aventis	1,311,224
15,016		Total SA	931,296
9,372		Vinci SA	518,777
20,026		Vivendi	577,428
			5,955,102
		Germany: 5.0%
5,743		Allianz AG	708,230
7,969		Bayer AG	610,441
6,434		Deutsche Boerse AG	537,283
17,541		E.ON AG	693,967
4,914		Linde AG	604,806
8,577		Metro AG	538,929
3,602		Muenchener Rueckversicherungs AG	565,147
16,109		Symrise	352,381
			4,611,184
		Hong Kong: 7.1%
112,000		BOC Hong Kong Holdings Ltd.	256,391
37,000		Cheung Kong Holdings Ltd.	464,761
94,000		China Merchants Holdings International Co. Ltd.	292,030
89,000		China Mobile Ltd.	833,406
162,000		China Resources Land Ltd.	375,457
73,500		CLP Holdings Ltd.	498,351
338,000		CNOOC Ltd.	523,056
774,000		Denway Motors Ltd.	475,291
50,210		Esprit Holdings Ltd.	337,109

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
26,600		Hang Seng Bank Ltd.	$388,896
20,600		Hong Kong Exchanges and Clearing Ltd.	366,659
45,500		HongKong Electric Holdings	247,166
31,000		Hutchison Whampoa Ltd.	209,485
115,000		Shanghai Industrial Holdings Ltd.	575,319
26,000		Sun Hung Kai Properties Ltd.	385,166
48,000		Wharf Holdings Ltd.	258,736
			6,487,279
		India: 2.8%
26,208	@	Hindustan Petroleum Corp. Ltd. (Equity Certificates, Issuer: ABN Amro Bank N.V.)	198,328
13,300		ICICI Bank Ltd. ADR	494,760
11,000		Infosys Technologies Ltd. ADR	560,670
9,423	@	Oil & Natural Gas Corp. Ltd. (Equity Certificates, Issuer: ABN Amro Bank N.V.)	243,045
9,920	@	Reliance Industries - Spons GDR	452,829
14,000		Sterlite Industries India Ltd. ADR	257,040
27,000		Tata Motors Ltd. ADR	386,640
			2,593,312
		Indonesia: 0.9%
280,000		Bank Rakyat Indonesia	219,617
203,500		PT Tambang Batubara Bukit Asam Tbk	355,027
229,500		Telekomunikasi Indonesia Tbk PT	218,767
			793,411
		Ireland: 0.5%
19,411		CRH PLC	494,035
			494,035
		Italy: 2.4%
21,352		Autostrade S.p.A.	552,031
37,671		Banche Popolari Unite Scpa	519,025
20,096		ENI S.p.A.	498,529
22,945		Prysmian S.p.A.	387,347
91,303		Saras S.p.A.	279,787
			2,236,719
		Malaysia: 1.4%
133,000		Commerce Asset Holdings BHD	495,673
147,882		Public Bank BHD	474,420
359,300		Resorts World BHD	297,924
			1,268,017
		Netherlands: 3.2%
40,095		Reed Elsevier NV	466,179
43,356		Royal Dutch Shell PLC - Class B	1,244,153
29,929		Royal KPN NV	530,605
22,962		Unilever NV	702,540
			2,943,477
		Norway: 1.0%
27,896		Aker Kvaerner ASA	347,541
21,633		Statoil ASA	532,825
			880,366
		Philippines: 0.2%
4,150		Philippine Long Distance Telephone Co.	227,494
			227,494
		Portugal: 0.5%
66,981		Banco Espirito Santo SA	470,014
			470,014
		Singapore: 1.6%
64,500		DBS Group Holdings Ltd.	668,348
172,000		Singapore Press Holdings Ltd.	464,110
166,000		Singapore Telecommunications Ltd.	351,961
			1,484,419
		South Korea: 3.6%
18,440		Kangwon Land, Inc.	258,186
12,632	@	KB Financial Group, Inc.	632,301
41,250		Korea Exchange Bank	502,375
5,744		KT&G Corp.	332,668
6,710		LG Corp.	365,965
1,145		Posco	547,386
1,100		Samsung Electronics Co. Ltd.	680,132
			3,319,013
		Spain: 3.5%
22,954		Banco Bilbao Vizcaya Argentaria SA	434,241
55,542		Banco Popular Espanol SA	471,667
33,968		Banco Santander Central Hispano SA	584,740
61,304		Iberdrola SA	582,432
20,748		Repsol YPF SA	571,072
18,703		Telefonica SA	537,659
			3,181,811
		Sweden: 0.6%
38,707		Svenska Cellulosa AB - B Shares	534,357
			534,357
		Switzerland: 5.5%
25,702	@	ABB Ltd.	471,949
11,289		Credit Suisse Group	588,582
20,062		Nestle SA	948,515
23,413		Novartis AG	1,300,821
3,293		Roche Holding AG - Genusschein	539,777
1,548		Swisscom AG	602,207
2,897		Zurich Financial Services AG	626,707
			5,078,558
		Taiwan: 5.4%
203,277		Acer, Inc.	505,364

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Shares		Value
	Taiwan (continued)
273,980	Asia Cement Corp.	$290,749
457,647	China Steel Corp.	430,878
175,228	Chunghwa Telecom Co. Ltd.	312,158
583,150	First Financial Holding Co. Ltd.	344,581
34,125	High Tech Computer Corp.	386,617
136,850	HON HAI Precision Industry Co. Ltd.	576,561
15,000	MediaTek, Inc.	235,711
254,520	Quanta Computer, Inc.	513,505
94,000	Taiwan Fertilizer Co. Ltd.	301,857
331,301	Taiwan Semiconductor Manufacturing Co. Ltd.	628,504
236,512	Wistron Corp.	433,962
		4,960,447
	Thailand: 0.6%
112,600	Kasikornbank PCL	295,518
43,400	PTT PCL	293,126
		588,644
	Turkey: 0.7%
36,728	Tupras Turkiye Petrol Rafine	618,186
		618,186
	United Kingdom: 13.2%
11,895	AstraZeneca PLC	533,278
18,694	BHP Billiton PLC	575,172
97,057	BP PLC	921,565
16,994	British American Tobacco PLC	517,453
246,308	BT Group PLC	569,452
87,258	Compass Group PLC	619,629
33,816	Diageo PLC	570,975
53,446	Drax Group PLC	361,767
60,725	GlaxoSmithKline PLC	1,257,247
43,149	Greene King PLC	285,179
107,098	HSBC Holdings PLC	1,254,489
13,401	Johnson Matthey PLC	327,419
29,983	Scottish & Southern Energy PLC	550,970
34,452	Smiths Group PLC	542,276
171,879	Stagecoach Group PLC	409,761
54,215	Tate & Lyle PLC	371,074
118,099	Thomas Cook Group PLC	413,335
74,308	United Utilities Group PLC	583,455
431,761	Vodafone Group PLC	974,014
57,319	WPP PLC	537,888
		12,176,398
	United States: 3.2%
9,000	Chevron Corp.	702,360
42,400	General Electric Co.	679,248
17,100	Merck & Co., Inc.	619,191
9,948	Philip Morris International, Inc.	478,399
21,700	Pitney Bowes, Inc.	499,968
		2,979,166
	Total Common Stock (Cost $74,842,687)	84,216,124
REAL ESTATE INVESTMENT TRUSTS: 3.4%
	Australia: 0.9%
300,000	Dexus Property Group	221,901
52,000	Westfield Group	579,450
		801,351
	France: 0.6%
2,320	Unibail	523,588
		523,588
	Netherlands: 0.3%
3,265	Wereldhave NV	320,669
		320,669
	Singapore: 0.9%
660,000	Ascendas India Trust	426,806
329,600	Ascendas Real Estate Investment Trust	462,700
		889,506
	United Kingdom: 0.7%
29,367	Land Securities Group PLC	319,135
56,556	Segro PLC	303,714
		622,849
	Total Real Estate Investment Trusts (Cost $3,056,664)	3,157,963
EXCHANGE-TRADED FUNDS: 2.2%
	India: 0.6%
82,700	iShares MSCI India	557,398
		557,398
	South Korea: 1.6%
80,311	Samsung Kodex200 Exchange Traded Fund	1,427,613
		1,427,613
	Total Exchange-Traded Funds (Cost $1,251,735)	1,985,011
PREFERRED STOCK: 1.4%
	Germany: 0.5%
5,470	Volkswagen AG	466,479
		466,479

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Shares				Value
		South Korea: 0.9%
7,350		Hyundai Motor Co.		$256,079
1,429		Samsung Electronics Co. Ltd.		583,084
				839,163
		Total Preferred Stock (Cost $1,302,996)		1,305,642
		Total Investments in Securities (Cost $80,454,082)*	98.6%	$90,664,740
		Other Assets and Liabilities - Net	1.4	1,302,342
		Net Assets	100.0%	$91,967,082

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	*	Cost for federal income tax purposes is $83,069,137.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,749,898
		Gross Unrealized Depreciation		(8,154,295)
		Net Unrealized Appreciation		$7,595,603

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	1.4%
Auto Manufacturers	1.7
Banks	16.5
Beverages	1.2
Biotechnology	0.6
Building Materials	1.4
Chemicals	2.4
Coal	0.8
Commercial Services	1.0
Computers	3.1
Diversified	2.3
Diversified Financial Services	2.3
Electric	3.7
Electrical Components & Equipment	0.4
Electronics	0.6
Engineering & Construction	1.5
Food	4.4
Food Service	0.7
Forest Products & Paper	0.6
Holding Companies - Diversified	2.2
Insurance	3.5
Iron/Steel	1.1
Leisure Time	0.5
Lodging	0.6
Media	2.2
Mining	5.1
Miscellaneous Manufacturing	1.7
Office Property	0.5
Office/Business Equipment	0.5
Oil & Gas	11.0
Pharmaceuticals	6.1
Real Estate	1.6
Retail	1.1
Semiconductors	2.3
Shopping Centers	0.6
Telecommunications	7.4
Transportation	1.2
Water	0.6
Other Long-Term Investments	2.2
Other Assets and Liabilities - Net	1.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2009
Asset Table
Investments, at value
Common Stock
Australia	$—	$11,644,936	$—	$11,644,936
Bahamas	606,247	—	—	606,247
Brazil	1,313,522	—	—	1,313,522
Canada	658,460	—	—	658,460
China	—	5,599,670	—	5,599,670
Denmark	—	49,408	—	49,408
Finland	—	462,472	—	462,472
France	—	5,955,102	—	5,955,102
Germany	—	4,611,184	—	4,611,184
Hong Kong	247,166	6,240,113	—	6,487,279
India	1,699,110	894,202	—	2,593,312
Indonesia	—	793,411	—	793,411
Ireland	—	494,035	—	494,035
Italy	—	2,236,719	—	2,236,719
Malaysia	—	1,268,017	—	1,268,017
Netherlands	—	2,943,477	—	2,943,477
Norway	—	880,366	—	880,366
Philippines	—	227,494	—	227,494
Portugal	—	470,014	—	470,014
Singapore	—	1,484,419	—	1,484,419
South Korea	—	3,319,013	—	3,319,013
Spain	—	3,181,811	—	3,181,811
Sweden	—	534,357	—	534,357
Switzerland	—	5,078,558	—	5,078,558
Taiwan	—	4,960,447	—	4,960,447
Thailand	—	588,644	—	588,644
Turkey	—	618,186	—	618,186
United Kingdom	—	12,176,398	—	12,176,398
United States	2,979,166	—	—	2,979,166
Total Common Stock	7,503,671	76,712,453	—	84,216,124
Real Estate Investment Trusts	426,806	2,731,157	—	3,157,963
Exchange-Traded Funds	1,985,011	—	—	1,985,011
Preferred Stock	—	1,305,642	—	1,305,642
Total Investments, at value	$9,915,488	$80,749,252	$—	$90,664,740

Liabilities Table
Other Financial Instruments+:
Written options	—	(223,108)	—	(223,108)
Total Liabilities	$—	$(223,108)	$—	$(223,108)

+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are catagorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

1,300	Morgan Stanley	Australia S&P/ASX 200 Index	12/10/09	4,733.23	AUD	$126,334	$(58,340)
1,225	Merrill Lynch	FTSE 100 Index	12/10/09	5,275.98	GBP	222,041	(72,040)
1,400	Merrill Lynch	Hong Kong Hang Seng Index	12/10/09	22,431.27	HKD	108,379	(29,515)
15,250,000	ABN AMRO	Korea KOSPI 200 Index	12/10/09	208.82	KRW	58,792	(12,797)
1,850	ABN AMRO	Dow Jones Euro Stoxx 50	12/10/09	2,882.62	EUR	191,271	(29,597)
10,200	ABN AMRO	Taiwan TAIEX Index	12/10/09	7,682.33	TWD	58,115	(20,819)

						$764,932	$(223,108)

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2009 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2009:

Derivatives Fair Value*
Equity contracts	$(223,108)
Total	$(223,108)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2010